Insurance - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Insurances [Line Items]
Insurance contracts that are liabilities	$ 45	$ 39	$ 37
Settlement period	5 years	5 years
Maximum liabilities last five policy years	$ 77	$ 71
International general liability principally for managed hotels
Insurances [Line Items]
Insurance contracts that are liabilities	19	15
Workers' compensation
Insurances [Line Items]
Insurance contracts that are liabilities	$ 20	$ 17